Financial structure and financial costs (Tables)	12 Months Ended
Dec. 31, 2020
Financial structure, financial costs and financial instruments
Schedule of non-current financial debt and related financial instruments

As of December 31, 2020
(M$)
(Assets) / Liabilities	Secured	Unsecured	Total
Non-current financial debt	7,849	52,354	60,203
of which hedging instruments of non-current financial debt (liabilities)	–	1,615	1,615
Non-current financial assets	(1,019)	(3,762)	(4,781)
of which hedging instruments of non-current financial debt (assets)	–	(3,221)	(3,221)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	6,830	48,592	55,422
Variable rate bonds or bonds after fair value hedge	–	16,553	16,553
Fixed rate bonds or bonds after cash flow hedge	–	28,080	28,080
Other floating rate debt	40	3,944	3,984
Other fixed rate debt	73	438	511
Lease obligations	7,736	–	7,736
Non-current financial assets excluding derivative financial instruments	(1,019)	(432)	(1,451)
Non-current instruments held for trading	–	9	9
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	6,830	48,592	55,422

As of December 31, 2019
(M$)
(Assets) / Liabilities	Secured	Unsecured	Total
Non-current financial debt	6,438	41,335	47,773
of which hedging instruments of non-current financial debt (liabilities)	–	1,694	1,694
Non-current financial assets	(164)	(748)	(912)
of which hedging instruments of non-current financial debt (assets)	–	(512)	(512)
NON-CURRENT FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	6,274	40,587	46,861
Variable rate bonds or bonds after fair value hedge	–	19,340	19,340
Fixed rate bonds or bonds after cash flow hedge	–	20,499	20,499
Other floating rate debt	72	618	690
Other fixed rate debt	103	322	425
Lease obligations	6,263	–	6,263
Non-current financial assets excluding derivative financial instruments	(164)	(169)	(333)
Non-current instruments held for trading	–	(23)	(23)
NON-CURRENT FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	6,274	40,587	46,861

As of December 31, 2018
(M$)
(Assets) / Liabilities	Secured	Unsecured	Total
Non-current financial debt	1,870	38,259	40,129
of which hedging instruments of non-current financial debt (liabilities)	—	1,880	1,880
Non-current financial assets	—	(680)	(680)
of which hedging instruments of non-current financial debt (assets)	—	(613)	(613)
NON-CURRENT FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	1,870	37,579	39,449
Variable rate bonds or bonds after fair value hedge	—	20,570	20,570
Fixed rate bonds or bonds after cash flow hedge	—	15,672	15,672
Other floating rate debt	111	621	732
Other fixed rate debt	94	754	848
Financial lease obligations	1,665	—	1,665
Non-current instruments held for trading	—	(38)	(38)
NON-CURRENT FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	1,870	37,579	39,449

Schedule of fair value of bonds after taking into account currency and interest rates swaps

		Amount	Amount	Amount
		after	after	after
Bonds after fair value hedge or		hedging as of	hedging as of	hedging as of	Range	Range of initial current rate
variable rate bonds	Currency of	December 31,	December 31,	December 31,	of current	before hedging
(M$)	issuance	2020	2019	2018	maturities	instruments
Bond	USD	6,253	6,276	6,276	2021 - 2028	2.218% - 3.883%
Bond	USD	–	300	750
Bond	CHF	410	410	204	2026 - 2029	0.176% - 0.298%
Bond	NZD	–	164	252
Bond	AUD	377	378	699	2021 - 2025	4.000% - 4.250%
Bond	EUR	8,666	9,675	10,212	2021 - 2044	0.250% - 3.125%
Bond	EUR	–	1,641	1,644
Bond	CAD	–	92	93
Bond	GBP	1,522	2,035	1,536	2022 - 2031	1.405% - 2.250%
Bond	GBP	–	–	472
Bond	HKD	129	128	207	2025	2.920%
Current portion (less than one year)		(2,699)	(3,661)	(3,679)
Principal financing entities(a)		14,658	17,438	18,666
TOTAL SE(b)		1,200	1,203	1,203	2022	0.500%
Other consolidated subsidiaries		695	699	701
TOTAL VARIABLE RATE BONDS OR BONDS AFTER FAIR VALUE HEDGE		16,553	19,340	20,570

		Amount	Amount	Amount
		after	after	after
Bonds after cash flow hedge or		hedging as of	hedging as of	hedging as of	Range	Range of initial current rate
fixed rate bonds	Currency of	December 31,	December 31,	December 31,	of current	before hedging
(M$)	issuance	2020	2019	2018	maturities	instruments
Bond	EUR	15,259	10,246	9,268	2024 - 2044	0.696% - 5.125%
Bond	USD	11,524	8,565	5,040	2021 - 2060	2.829% - 4.250%
Bond	HKD	208	202	187	2026	3.088%
Bond	CHF	1,134	1,079	1,035	2024 - 2027	0.510% - 1.010%
Bond	GBP	998	982	326	2024 - 2026	1.250% - 1.660%
Bond	AUD	9	5	–	2025	4.000%
Current portion (less than one year)		(1,500)	(1,250)	(946)
Principal financing entities(a)		27,632	19,829	14,910
Other consolidated subsidiaries		448	670	762
TOTAL BONDS AFTER CASH FLOW HEDGE OR FIXED RATE BONDS		28,080	20,499	15,672

(a)	All debt securities issued through the following subsidiaries are fully and unconditionally guaranteed by TOTAL SE as to payment of principal, premium, if any, interest and any other amounts due:
-	TOTAL CAPITAL is a wholly and directly owned subsidiary of TOTAL SE (except for one share held by each director). It acts as a financing vehicle for the Group. The repayment of its financial debt (capital, premium and interest) is fully and unconditionally guaranteed by TOTAL SE.
-	TOTAL CAPITAL CANADA Ltd. is a wholly and directly owned subsidiary of TOTAL SE. It acts as a financing vehicle for the activities of the Group in Canada. The repayment of its financial debt (capital, premium and interest) is fully and unconditionally guaranteed by TOTAL SE.
-	TOTAL CAPITAL INTERNATIONAL is a wholly and directly owned subsidiary of TOTAL SE (except for one share held by each director). It acts as a financing vehicle for the Group. The repayment of its financial debt (capital, premium and interest) is fully and unconditionally guaranteed by TOTAL SE.
(b)	Debt financing of $1.2 billion through a structure combining the issue of cash-settled convertible bonds with the purchase of cash-settled call options to hedge TOTAL's exposure to the exercise of the conversion rights under the bonds.

Schedule of loan repayment schedule (excluding current portion)

		of which hedging		of which hedging
		instruments		instruments	Non-current
As of December 31,		of non‑current	Non-current	of non-current	financial debt and
2020	Non‑current	financial debt	financial	financial debt	related financial
(M$)	financial debt	(liabilities)	assets	(assets)	instruments	%
2022	9,932	142	(142)	(58)	9,790	18%
2023	5,988	59	(268)	(218)	5,720	10%
2024	6,340	115	(395)	(277)	5,945	11%
2025	4,535	150	(260)	(212)	4,275	8%
2026 and beyond	33,408	1,149	(3,716)	(2,456)	29,692	53%
TOTAL	60,203	1,615	(4,781)	(3,221)	55,422	100%

		of which hedging		of which hedging
		instruments		instruments	Non-current
As of December 31,		of non‑current	Non-current	of non-current	financial debt and
2019	Non‑current	financial debt	financial	financial debt	related financial
(M$)	financial debt	(liabilities)	assets	(assets)	instruments	%
2021	5,716	204	(101)	(9)	5,615	12%
2022	6,226	433	(148)	(121)	6,078	13%
2023	5,230	106	(67)	(18)	5,163	11%
2024	5,885	139	(87)	(83)	5,798	12%
2025 and beyond	24,716	812	(509)	(281)	24,207	52%
TOTAL	47,773	1,694	(912)	(512)	46,861	100%

		of which hedging		of which hedging
		instruments		instruments	Non-current
As of December 31,		of non‑current	Non-current	of non-current	financial debt and
2018	Non‑current	financial debt	financial	financial debt	related financial
(M$)	financial debt	(liabilities)	assets	(assets)	instruments	%
2020	5,442	386	(10)	–	5,432	14%
2021	4,042	251	(76)	(57)	3,966	10%
2022	5,262	448	(104)	(104)	5,158	13%
2023	5,020	93	(37)	–	4,983	13%
2024 and beyond	20,363	702	(453)	(452)	19,910	50%
TOTAL	40,129	1,880	(680)	(613)	39,449	100%

Schedule of analysis by currency and interest rate

As of December 31,
(M$)	2020	%	2019	%	2018	%
U.S. Dollar	48,609	88%	43,276	92%	38,120	97%
Euro	3,144	6%	2,639	6%	1,103	3%
Norwegian krone	72	0%	81	0%	27	0%
Other currencies	3,597	6%	865	2%	199	0%
TOTAL	55,422	100%	46,861	100%	39,449	100%

As of December 31,
(M$)	2020	%	2019	%	2018	%
Fixed rate	34,870	63%	26,985	58%	18,139	46%
Floating rate	20,552	37%	19,876	42%	21,310	54%
TOTAL	55,422	100%	46,861	100%	39,449	100%

Schedule of current financial assets and liabilities

As of December 31,
(M$)
(Assets) / Liabilities	2020	2019	2018
Current financial debt(a)	11,305	8,710	8,316
Current lease obligations	1,206	1,202	–
Current portion of non-current financial debt	4,588	4,907	4,990
Current borrowings (note 14)	17,099	14,819	13,306

Current portion of hedging instruments of debt (liabilities)	104	424	295
Other current financial instruments (liabilities)	99	63	183
Other current financial liabilities (note 14)	203	487	478

Current deposits beyond three months	(4,436)	(3,611)	(3,536)
Non-traded marketable securities	–	(114)	–
Financial receivables on sub-lease, current	(111)	(145)	–
Current portion of hedging instruments of debt (assets)	(18)	–	(45)
Other current financial instruments (assets)	(65)	(122)	(73)
Current financial assets (note 14)	(4,630)	(3,992)	(3,654)

NET CURRENT BORROWINGS	12,672	11,314	10,130

(a)	As of December 31, 2020, December 31, 2019 and December 31, 2018, the current financial debt includes a commercial paper program in Total Capital and Total Capital Canada Ltd. Total Capital and Total Capital Canada Ltd.are wholly-owned subsidiaries of TOTAL SE. They act as financing vehicles for the activities of the Group . Their debt securities are fully and unconditionally guaranteed by TOTAL SE as to payment of principal, premium, if any, interest and any other amounts due.

Schedule of variations of financial debt

			Non-cash changes
			Change in
	As of		scope,			Reclassification		As of
	January 1,	Cash	including IFRS 5	Foreign	Changes in	Non-current /		December 31,
(M$)	2020	changes	reclassification	currency	fair value	Current	Other	2020
Non-current financial instruments - assets(a) and non-current financial assets	(912)	(228)	3	(59)	(2,729)	118	(974)	(4,781)
Non-current financial debt	47,773	15,800	(456)	192	2,973	(8,711)	2,632	60,203
Non-current financial debt and related financial instruments	46,861	15,572	(453)	133	244	(8,593)	1,658	55,422

Current financial instruments - assets(a)	(268)	178	–	(6)	46	(118)	(26)	(194)
Current borrowings	14,819	(6,679)	6	(132)	188	8,711	186	17,099
Current financial instruments - liabilities(a)	487	–	(5)	8	(287)	–	–	203
Current financial debt and related financial instruments	15,038	(6,501)	1	(130)	(53)	8,593	160	17,108

Financial debt and financial assets classified as held for sale	301	–	(10)	22	–	–	–	313
FINANCIAL DEBT	62,200	9,071	(462)	25	191	–	1,818	72,843

(a)	Fair value or cash flow hedge instruments and other non-hedge debt-related derivative instruments.

			Non-cash changes
			Change in
	As of		scope,	First			Reclassification		As of
	January 1,	Cash	including IFRS 5	application	Foreign	Changes in	Non-current /		December 31,
(M$)	2019	changes	reclassification	IFRS 16	currency	fair value	Current	Other	2019
Non-current financial instruments - assets(a) and non-current financial assets	(680)	21	12	(50)	4	(71)	144	(292)	(912)
Non-current financial debt	40,129	8,110	(731)	4,805	(48)	484	(6,661)	1,685	47,773
Non-current financial debt and related financial instruments	39,449	8,131	(719)	4,755	(44)	413	(6,517)	1,393	46,861

Current financial instruments - assets(a)	(118)	125	–	–	2	(32)	(144)	(101)	(268)
Current borrowings	13,306	(5,954)	(35)	750	184	(26)	6,661	(67)	14,819
Current financial instruments - liabilities(a)	478	–	–	–	(6)	15	–	–	487
Current financial debt and related financial instruments	13,666	(5,829)	(35)	750	180	(43)	6,517	(168)	15,038

Financial debt and financial assets classified as held for sale	–	–	301	–	–	–	–	–	301
FINANCIAL DEBT	53,115	2,302	(453)	5,505	136	370	–	1,225	62,200
(a)	Fair value or cash flow hedge instruments and other non-hedge debt-related derivative instruments.

			Non-cash changes
			Change in
	As of		scope,			Reclassification		As of
	January 1,	Cash	including IFRS 5	Foreign	Changes in	Non-current /		December 31,
(M$)	2018	changes	reclassification	currency	fair value	Current	Other	2018
Non-current financial instruments - assets(a)	(679)	–	(72)	12	59	–	–	(680)
Non-current financial debt	41,340	649	4,708	(59)	62	(6,260)	(311)	40,129
Non-current financial debt and related financial instruments	40,661	649	4,636	(47)	121	(6,260)	(311)	39,449

Current financial instruments - assets(a)	(423)	–	–	10	295	–	–	(118)
Current borrowings	11,096	(3,990)	230	270	(514)	6,260	(46)	13,306
Current financial instruments - liabilities(a)	245	–	67	(11)	177	–	–	478
Current financial debt and related financial instruments	10,918	(3,990)	297	269	(42)	6,260	(46)	13,666

Financial debt classified as held for sale	–	–	–	–	–	–	–	–
FINANCIAL DEBT	51,579	(3,341)	4,933	222	79	–	(357)	53,115

Schedule of monetary changes in non-current financial debt

For the year ended December 31,
(M$)	2020	2019	2018
Issuance of non-current debt	16,075	8,668	3,938
Repayment of non-current debt	(275)	(538)	(3,289)
NET AMOUNT	15,800	8,131	649

Schedule of cash and cash equivalents

For the year ended December 31,
(M$)	2020	2019	2018
Cash	14,518	16,456	15,186
Cash equivalents	16,750	10,896	12,721
TOTAL	31,268	27,352	27,907

Schedule of net-debt-to-equity ratio

As of December 31,
(M$)
(Assets) / Liabilities	2020	2019	2018
Current borrowings(a)	15,893	13,617	13,093
Other current financial liabilities	203	487	478
Current financial assets(a)	(4,519)	(3,847)	(3,654)
Net financial assets and liabilities held for sale or exchange	313	301	(15)
Non-current financial debt(a)	52,467	41,510	38,464
Non-current financial assets(a)	(3,762)	(748)	(680)
Cash and cash equivalents	(31,268)	(27,352)	(27,907)
Net financial debt	29,327	23,968	19,779
Shareholders’ equity – Group share	103,702	116,778	115,640
Non-controlling interests	2,383	2,527	2,474
Shareholders’ equity	106,085	119,305	118,114
NET-DEBT-TO-CAPITAL RATIO EXCLUDING LEASES	21.7%	16.7%	14.3%

Hedging of financial debt (Fair value hedge)
Financial structure, financial costs and financial instruments
Schedule of hedging instruments and items

For the year ended December 31 2020
(M$)
							Cumulative FVH
		Nominal					adjustments included
		amount of	Carrying amount of		Carrying amount of		in the carrying amount		Line items in the
	Hedging	hedging	hedging instruments		hedged items		of the hedged items		statement of
Hedged items	instruments	instruments	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	financial position
	Interest Rate								Financial debt /
Bonds	Swaps	8,063	527	(15)	—	(8,586)	—	(1,136)	Financial assets
	Cross Currency								Financial debt /
Bonds	Swaps	11,011	836	(211)	—	(11,109)	—	(98)	Financial assets
End of hedging (before 2018)		—	—	—	—	—	—	(47)

For the year ended December 31 2019
(M$)
							Cumulative FVH
		Nominal					adjustments included
		amount of	Carrying amount of		Carrying amount of		in the carrying amount		Line items in the
	Hedging	hedging	hedging instruments		hedged items		of the hedged items		statement of
Hedged items	instruments	instruments	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	financial position
Bonds	Interest Rate Swaps	8,012	270	(75)	—	(7,450)	—	(795)	Financial debt / Financial assets
Bonds	Cross Currency Swaps	14,357	124	(1,011)	—	(14,357)	—	1,290	Financial debt / Financial assets
End of hedging (before 2018)				—	—	—	—	(71)

Cash flow hedge
Financial structure, financial costs and financial instruments
Schedule of hedging instruments

Nominal
	Nature of	amount of	Carrying amount of		Line item in the
For the year ended December 31, 2020	hedging	hedging	hedging instruments		statement of
(M$)	instruments	instruments	Assets	Liabilities	financial position
	Interest Rate				Financial debt /
Bonds	Swaps	12,781	—	(1,441)	Financial assets
	Cross Currency				Financial debt /
Bonds	Swaps	17,511	1,856	(32)	Financial assets

Nominal
	Nature of	amount of	Carrying amount of		Line item in the
For the year ended December 31, 2019	hedging	hedging	hedging instruments		statement of
$M	instruments	instruments	Assets	Liabilities	financial position
	Interest Rate				Financial debt /
Bonds	Swaps	12,782	25	(527)	Financial assets
	Cross Currency				Financial debt /
Bonds	Swaps	12,604	19	(431)	Financial assets

Interest rate risk
Financial structure, financial costs and financial instruments
Schedule of sensitivity analysis on interest rate and foreign exchange risk

			Change in fair value due to a change in
			interest rate by
Assets / (Liabilities)	Carrying	Estimated	+10 basis	‑10 basis
(M$)	amount	fair value	points	points
As of December 31, 2020
Bonds (non-current portion, before swaps)	(46,239)	(52,246)	440	(440)
Swaps hedging bonds (liabilities)	(1,615)	(1,615)	–	–
Swaps hedging bonds (assets)	3,221	3,221	–	–
Total swaps hedging bonds (assets and liabilities)	1,606	1,606	(70)	70
Current portion of non-current debt after swaps (excluding lease obligations)	(4,674)	(4,696)	2	(2)
Other interest rates swaps	(73)	(73)	18	(18)
Currency swaps and forward exchange contracts	(6)	(6)	–	–
As of December 31, 2019
Bonds (non-current portion, before swaps)	(38,657)	(41,805)	247	(247)
Swaps hedging bonds (liabilities)	(1,694)	(1,694)	–	–
Swaps hedging bonds (assets)	512	512	–	–
Total swaps hedging bonds (assets and liabilities)	(1,182)	(1,182)	(44)	44
Current portion of non-current debt after swaps (excluding lease obligations)	(5,331)	(5,332)	1	(1)
Other interest rates swaps	(7)	(7)	18	(18)
Currency swaps and forward exchange contracts	89	89	–	–
As of December 31, 2018
Bonds (non-current portion, before swaps)	(34,975)	(36,127)	185	(185)
Swaps hedging bonds (liabilities)	(1,880)	(1,880)	–	–
Swaps hedging bonds (assets)	613	613	–	–
Total swaps hedging bonds (assets and liabilities)	(1,267)	(1,267)	(59)	59
Current portion of non-current debt after swaps (excluding capital lease obligations)	(5,027)	(5,027)	–	–
Other interest rates swaps	(37)	(37)	12	(12)
Currency swaps and forward exchange contracts	(34)	(34)	–	–

The impact of changes in interest rates on the cost of debt before tax is as follows:

For the year ended December 31,
(M$)	2020	2019	2018
Cost of net debt	(2,110)	(2,352)	(2,121)
Interest rate translation of :
+ 10 basis points	29	27	29
‑10 basis points	(29)	(27)	(29)

Foreign exchange risk
Financial structure, financial costs and financial instruments
Schedule of sensitivity analysis on interest rate and foreign exchange risk

	Dollar / Euro exchange	Dollar / Pound sterling	Dollar / Ruble exchange
	rates	exchange rates	rates
December 31, 2020	0.81	0.73	74.54
December 31, 2019	0.89	0.76	62.27
December 31, 2018	0.87	0.78	69.62

As of December 31, 2020				Pound		Other
(M$)	Total	Euro	Dollar	sterling	Ruble	currencies
Shareholders’ equity at historical exchange rate	113,958	28,893	60,613	4,494	9,913	10,045
Currency translation adjustment before net investment hedge	(10,279)	(2,448)	–	(1,726)	(4,253)	(1,852)
Net investment hedge – open instruments	23	23	–	–	–	–
Shareholders’ equity at exchange rate as of December 31, 2020	103,702	26,468	60,613	2,768	5,660	8,193

As of December 31, 2019				Pound		Other
(M$)	Total	Euro	Dollar	sterling	Ruble	currencies
Shareholders’ equity at historical exchange rate	128,281	37,687	66,005	5,635	9,900	9,054
Currency translation adjustment before net investment hedge	(11,501)	(4,443)	–	(1,830)	(3,355)	(1,873)
Net investment hedge – open instruments	(2)	(2)	–	–	–	–
Shareholders’ equity at exchange rate as of December 31, 2019	116,778	33,241	66,005	3,805	6,545	7,182

As of December 31, 2018				Pound		Other
(M$)	Total	Euro	Dollar	sterling	Ruble	currencies
Shareholders’ equity at historical exchange rate	126,953	41,518	59,125	9,077	8,248	8,985
Currency translation adjustment before net investment hedge	(11,321)	(3,706)	–	(1,960)	(3,892)	(1,763)
Net investment hedge – open instruments	8	8	–	–	–	–
Shareholders’ equity at exchange rate as of December 31, 2018	115,640	37,820	59,125	7,117	4,356	7,222

Based on the 2020 financial statements, a conversion using rates different from + or - 10% for each of the currencies below would have the following impact on shareholders equity and net income (Group share):

As of December 31, 2020		Pound
(M$)	Euro	sterling	Ruble
Impact of an increase of 10% of exchange rates on :
– shareholders equity	2,647	277	566
– net income (Group share)	(189)	(64)	29
Impact of a decrease of (10)% of exchange rates on :
– shareholders equity	(2,647)	(277)	(566)
– net income (Group share)	189	64	(29)

Liquidity risk
Financial structure, financial costs and financial instruments
Schedule of liquidity risk - maturity of financial assets and liabilities

As of December 31, 2020
Assets/(Liabilities)	Less than					More than
(M$)	one year	1-2 years	2-3 years	3-4 years	4-5 years	5 years	Total
Non-current financial debt (notional value excluding interests)	–	(9,849)	(5,762)	(5,990)	(4,321)	(30,951)	(56,873)
Non-current financial assets excluding derivative financial instruments	–	59	42	45	46	1,259	1,451
Current borrowings	(17,099)	–	–	–	–	–	(17,099)
Other current financial liabilities	(203)	–	–	–	–	–	(203)
Current financial assets	4,630	–	–	–	–	–	4,630
Assets and liabilities available for sale or exchange	(313)	–	–	–	–	–	(313)
Cash and cash equivalents	31,268	–	–	–	–	–	31,268
Net amount before financial expense	18,283	(9,790)	(5,720)	(5,945)	(4,275)	(29,692)	(37,139)
Financial expense on non-current financial debt	(930)	(888)	(825)	(696)	(603)	(5,833)	(9,775)
Interest differential on swaps	(163)	(149)	(158)	(173)	(196)	(930)	(1,769)
NET AMOUNT	17,190	(10,827)	(6,703)	(6,814)	(5,074)	(36,455)	(48,683)

As of December 31, 2019
Assets/(Liabilities)	Less than					More than
(M$)	one year	1-2 years	2-3 years	3-4 years	4-5 years	5 years	Total
Non-current financial debt (notional value excluding interests)	–	(5,683)	(6,102)	(5,172)	(5,802)	(24,435)	(47,194)
Non-current financial assets excluding derivative financial instruments	–	68	24	9	4	228	333
Current borrowings	(14,819)	–	–	–	–	–	(14,819)
Other current financial liabilities	(487)	–	–	–	–	–	(487)
Current financial assets	3,992	–	–	–	–	–	3,992
Assets and liabilities available for sale or exchange	(301)	–	–	–	–	–	(301)
Cash and cash equivalents	27,352	–	–	–	–	–	27,352
Net amount before financial expense	15,737	(5,615)	(6,078)	(5,163)	(5,798)	(24,207)	(31,124)
Financial expense on non-current financial debt	(807)	(724)	(650)	(594)	(482)	(2,215)	(5,472)
Interest differential on swaps	(350)	(325)	(297)	(255)	(224)	(1,046)	(2,497)
NET AMOUNT	14,580	(6,664)	(7,025)	(6,012)	(6,504)	(27,468)	(39,093)

As of December 31, 2018
Assets/(Liabilities)	Less than					More than
(M$)	one year	1-2 years	2-3 years	3-4 years	4-5 years	5 years	Total
Non-current financial debt (notional value excluding interests)	–	(5,432)	(3,966)	(5,158)	(4,983)	(19,910)	(39,449)
Current borrowings	(13,306)	–	–	–	–	–	(13,306)
Other current financial liabilities	(478)	–	–	–	–	–	(478)
Current financial assets	3,654	–	–	–	–	–	3,654
Assets and liabilities available for sale or exchange	15	–	–	–	–	–	15
Cash and cash equivalents	27,907	–	–	–	–	–	27,907
Net amount before financial expense	17,792	(5,432)	(3,966)	(5,158)	(4,983)	(19,910)	(21,657)
Financial expense on non-current financial debt	(718)	(682)	(598)	(506)	(427)	(1,037)	(3,968)
Interest differential on swaps	(484)	(412)	(369)	(309)	(234)	(869)	(2,677)
NET AMOUNT	16,590	(6,526)	(4,933)	(5,973)	(5,644)	(21,816)	(28,302)

Schedule of financial assets and liabilities related to operating activities

As of December 31,
Assets/(Liabilities)
(M$)	2020	2019	2018
Accounts payable	(23,574)	(28,394)	(26,134)
Other operating liabilities	(14,302)	(16,262)	(13,286)
including derivative financial instruments related to commodity contracts (liabilities)	(3,666)	(5,333)	(3,429)
Accounts receivable, net	14,068	18,488	17,270
Other operating receivables	8,043	11,506	9,733
including derivative financial instruments related to commodity contracts (assets)	1,428	4,791	2,731
TOTAL	(15,765)	(14,662)	(12,417)

Credit risk
Financial structure, financial costs and financial instruments
Schedule of maximum credit risk exposure

As of December 31,
Assets/(Liabilities)
(M$)	2020	2019	2018
Loans to equity affiliates (note 8)	5,129	3,999	4,755
Loans and advances (note 6)	2,458	1,982	1,877
Other non-current financial assets related to operational activities (note 6)	287	332	471
Non-current financial assets (note 15.1)	4,781	912	680
Accounts receivable (note 5)	14,068	18,488	17,270
Other operating receivables (note 5)	8,043	11,506	9,733
Current financial assets (note 15.1)	4,630	3,992	3,654
Cash and cash equivalents (note 15.1)	31,268	27,352	27,907
TOTAL	70,664	68,563	66,347

Financial instruments, excluding commodity contracts
Financial structure, financial costs and financial instruments
Schedule of impact on the statement of income per nature of financial instruments

For the year ended December 31,
(M$)	2020	2019	2018
Loans and receivables	154	200	161
Financing liabilities and associated hedging instruments	(1,660)	(1,897)	(1,927)
Fair value hedge (ineffective portion)	12	(1)	(6)
Lease assets and obligations	(422)	(417)	–
Assets and liabilities held for trading	(194)	(237)	(349)
IMPACT ON THE COST OF NET DEBT	(2,110)	(2,352)	(2,121)

Schedule of maturity of derivative instruments

For the year ended December 31, 2020		Notional		Notional value schedule
(M$)	Fair	value	Fair	2022					2026
Assets / (Liabilities)	value	2021	value	and after	2022	2023	2024	2025	and after
Fair value hedge
Swaps hedging bonds (assets)	18	1,250	1,365	12,642
Swaps hedging bonds (liabilities)	(104)	1,445	(142)	3,737
Total swaps hedging bonds	(86)	2,695	1,223	16,379	4,350	3,858	2,087	1,630	4,454
Cash flow hedge
Swaps hedging bonds (assets)	—	—	1,856	16,259
Swaps hedging bonds (liabilities)	—	—	(1,473)	14,033
Total swaps hedging bonds	—	—	383	30,292	—	1,000	3,659	4,459	21,174
Forward exchange contracts related to operating activites (assets)	16	262	20	394
Forward exchange contracts related to operating activites (liabilities)	—	—	—	—
Total forward exchange contracts related to operating activities	16	262	20	394	276	118	—	—	—
Held for trading
Other interest rate swaps (assets)	10	22,011	84	3,214
Other interest rate swaps (liabilities)	(51)	7,693	(116)	3,695
Total other interest rate swaps	(41)	29,704	(32)	6,909	2,067	764	2,004	1,937	137
Currency swaps and forward exchange contracts (assets)	39	3,323	5	344
Currency swaps and forward exchange contracts (liabilities)	(48)	2,580	(2)	54
Total currency swaps and forward exchange contracts	(9)	5,903	3	398	189	145	64	—	—

Notional amounts set the levels of commitment and are indicative nor of a contingent gain or loss neither of a related debt.

For the year ended December 31, 2019		Notional		Notional value schedule
(M$)	Fair	value	Fair	2021					2025
Assets / (Liabilities)	value	2020	value	and after	2021	2022	2023	2024	and after
Fair value hedge
Swaps hedging bonds (assets)	–	–	469	10,896
Swaps hedging bonds (liabilities)	(423)	3,346	(736)	8,127
Total swaps hedging bonds	(423)	3,346	(267)	19,023	2,695	4,298	3,858	2,337	5,835
Cash flow hedge
Swaps hedging bonds (assets)	–	–	43	4,062
Swaps hedging bonds (liabilities)	–	–	(958)	21,324
Total swaps hedging bonds	–	–	(915)	25,386	–	–	1,000	3,659	20,727
Forward exchange contracts related to operating activites (assets)	1	29	–	–
Forward exchange contracts related to operating activites (liabilities)	–	–	–	–
Total forward exchange contracts related to operating activites	1	29	–	–	–	–	–	–	–
Held for trading
Other interest rate swaps (assets)	11	23,522	50	2,225
Other interest rate swaps (liabilities)	(24)	16,007	(44)	3,475
Total other interest rate swaps	(13)	39,529	6	5,700	2,217	1,463	18	1,820	182
Currency swaps and forward exchange contracts (assets)	111	6,446	17	431
Currency swaps and forward exchange contracts (liabilities)	(39)	4,455	–	131
Total currency swaps and forward exchange contracts	72	10,901	17	562	529	33	–	–	–

Notional amounts set the levels of commitment and are indicative nor of a contingent gain or loss neither of a related debt.

For the year ended December 31, 2018		Notional		Notional value schedule
(M$)	Fair	value	Fair	2020					2024
Assets / (Liabilities)	value	2019	value	and after	2020	2021	2022	2023	and after

Fair value hedge
Swaps hedging bonds (assets)	45	1,345	235	3,712
Swaps hedging bonds (liabilities)	(208)	1,874	(1,281)	16,225
Total swaps hedging bonds	(163)	3,219	(1,046)	19,937	3,346	1,945	4,309	3,858	6,479
Cash flow hedge
Swaps hedging bonds (assets)	—	—	378	10,043
Swaps hedging bonds (liabilities)	(87)	969	(599)	11,265
Total swaps hedging bonds	(87)	969	(221)	21,308	—	—	—	—	21,308
Forward exchange contracts related to operating activites (assets)	2	39	—	4
Forward exchange contracts related to operating activites (liabilities)	—	—	—	—
Total forward exchange contracts related to operating activites	2	39	—	4	4	—	—	—	—
Held for trading
Other interest rate swaps (assets)	7	17,001	57	2,515
Other interest rate swaps (liabilities)	(79)	20,816	(22)	2,686
Total other interest rate swaps	(72)	37,817	35	5,201	2,186	1,004	56	1	1,954
Currency swaps and forward exchange contracts (assets)	66	10,500	11	44
Currency swaps and forward exchange contracts (liabilities)	(104)	9,107	(7)	34
Total currency swaps and forward exchange contracts	(38)	19,607	4	78	65	12	1	—	—

Notional amounts set the levels of commitment and are indicative nor of a contingent gain or loss neither of a related debt.

Schedule of fair value hierarchy for financial instruments

	Quoted prices in
	active markets	Prices based	Prices based on
	for identical	on observable	non observable
As of December 31, 2020	assets	data	data
(M$)	(level 1)	(level 2)	(level 3)	Total
Fair value hedge instruments	—	1,137	—	1,137
Cash flow hedge instruments	—	408	—	408
Assets and liabilities held for trading	—	(68)	—	(68)
Equity instruments	706	—	—	706
TOTAL	706	1,477	—	2,183

	Quoted prices in
	active markets	Prices based	Prices based on
	for identical	on observable	non observable
As of December 31, 2019	assets	data	data
(M$)	(level 1)	(level 2)	(level 3)	Total
Fair value hedge instruments	–	(690)	–	(690)
Cash flow hedge instruments	–	(915)	–	(915)
Assets and liabilities held for trading	–	82	–	82
Equity instruments	240	–	–	240
TOTAL	240	(1,523)	–	(1,283)

	Quoted prices in
	active markets	Prices based	Prices based on
	for identical	on observable	non observable
As of December 31, 2018	assets	data	data
(M$)	(level 1)	(level 2)	(level 3)	Total
Fair value hedge instruments	–	(1,209)	–	(1,209)
Cash flow hedge instruments	–	(306)	–	(306)
Assets and liabilities held for trading	–	(71)	–	(71)
Equity instruments	94	–	–	94
TOTAL	94	(1,586)	–	(1,492)

Financial instruments, excluding commodity contracts | Hedging of financial debt (Fair value hedge)
Financial structure, financial costs and financial instruments
Schedule of impact of the hedging strategies

For the year ended December 31,
(M$)	2020	2019	2018
Revaluation impact at market value of bonds	(4,004)	(762)	1,332
Swap hedging of bonds	4,016	761	(1,338)
INEFFECTIVE PORTION OF THE FAIR VALUE HEDGE	12	(1)	(6)

Financial instruments, excluding commodity contracts | Net investment hedge and other
Financial structure, financial costs and financial instruments
Schedule of impact of the hedging strategies

For the year ended December 31,	As of			As of
(M$)	January 1,	Variations	Disposals	December 31
2020	(717)	(71)	–	(788)
2019	(724)	7	–	(717)
2018	(762)	38	–	(724)

Financial instruments, excluding commodity contracts | Cash flow hedge
Financial structure, financial costs and financial instruments
Schedule of impact of the hedging strategies

For the year ended December 31,
(M$)	2020	2019	2018
Profit (Loss) recorded in other comprehensive income of the period	(327)	(585)	24
Recycled amount from other comprehensive income to the income statement of the period	139	47	(116)